Critical accounting judgments and major sources of estimation uncertainty (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Net deferred tax assets	$ 1,295,853	$ 924,299	$ 97,211	$ 79,222